Performance Management - Archer Growth ETF	Dec. 23, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and an additional index. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website website at www.thearcherfunds.com or by calling the Fund toll-free at 1-800-494-2755.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance Availability Website Address [Text]	www.thearcherfunds.com
Performance Availability Phone [Text]	1-800-494-2755